Trade and other receivables - Summary of Movement in Provision for Bad and Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Text Block [Abstract]
Balance at beginning of the year / period	£ (0.8)	[1]	£ (0.7)
Impairment losses recognized in the income statement	(1.6)		(0.1)
Balance at end of the year / period	£ (2.4)		£ (0.8)	[1]

[1]	This relates to a measurement period adjustment to the consideration for the acquisition of BioVision, whereby this was reduced by $18.0m (£13.3m) but the cash was not received until the year ended 31 December 2022 (refer to note 29 for further details).